                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2001
                                                     -----------------

Check here if Amendment  [  ];  Amendment Number:
                                                   -----
         This Amendment  (Check only one.):  [  ]  is a restatement.
                                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Menno Insurance Service d/b/a MMA Capital Management
                          ----------------------------------------------------
Address:                  1110 North Main Street
                          ----------------------------------------------------
                          Goshen
                          ----------------------------------------------------
                          Indiana  46528
                          ----------------------------------------------------

13F File Number:          28-6988
                          ----------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Howard L. Brenneman
                          ----------------------------------------------------
Title:                    President
                          ----------------------------------------------------
Phone:                    219/533-9511
                          ----------------------------------------------------

Signature, Place, and Date of Signing:

 /s/  Howard L. Brenneman             Goshen, IN              February 7, 2002
---------------------------     ----------------------      --------------------
       [Signature]                   [City, State]                 Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        -0-
                                                      --------------------
Form 13F Information Table Entry Total:                   169,277,447.00
                                                      --------------------

Form 13F Information Table Value Total:               $   176,986,893.00
                                                      --------------------
                                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                  No.                   13F File Number        Name
                                        28 -
                  --------------------      -----------        ----------------

                  [Repeat as necessary.]

MENNO INSURANCE SERVICE


Issuer                           Title of                            Fair Market             Investment
                                  Class           Cusip                Value        Shares   Discretion     Voting  Authority
-----------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc              Common          00184A105           1,942,082      60,501     Sole          Sole      60501
AT&T Corp                        Common          001957109             281,569      15,522     Sole          Sole      15522
AT&T Wireless Services Inc       Common          00209A106           1,312,527      91,338     Sole          Sole      91338
Air Products & Chemicals Inc     Common          009158106           2,523,946      53,804     Sole          Sole      53804
Albertson's Inc                  Common          013104104           3,993,751     126,826     Sole          Sole      126826
Allstate Corp                    Common          020002101           3,228,561      95,803     Sole          Sole      95803
Altera Corporation               Common          021441100             772,938      36,425     Sole          Sole      36425
American Express                 Common          025816109             208,929       5,854     Sole          Sole      5854
American International Group     Common          026874107           3,495,903      44,029     Sole          Sole      44029
Anadarko Petroleum Corp          Common          032511107           1,637,109      28,797     Sole          Sole      28797
Applied Materials                Common          038222105             694,732      17,325     Sole          Sole      17325
BP PLC                           Common          055622104           4,139,716      89,007     Sole          Sole      89007
Bank of America Corp             Common          060505104           3,337,168      53,013     Sole          Sole      53013
Bank One Corp                    Common          06423A103           2,723,308      69,739     Sole          Sole      69739
Bellsouth Corp                   Common          079860102             314,165       8,235     Sole          Sole      8235
Biomet Inc                       Common          090613100           2,705,681      87,563     Sole          Sole      87562.5
Bristol-Myers Squibb Co          Common          110122108           1,069,317      20,967     Sole          Sole      20967
Broadwing Inc                    Common          111620100           1,774,600     186,800     Sole          Sole      186800
Cardinal Health Inc              Common          14149Y108           2,507,192      38,775     Sole          Sole      38775
Chubb Corp                       Common          171232101           3,333,666      48,314     Sole          Sole      48314
Cisco Systems Inc                Common          17275R102           1,985,309     109,625     Sole          Sole      109625
Citigroup Inc                    Common          172967101           5,553,911     110,022     Sole          Sole      110022
Dell Computer Corp               Common          247025109           1,407,924      51,800     Sole          Sole      51800
Dollar General Corp              Common          256669102           1,799,801     120,792     Sole          Sole      120792
Ensco International              Common          26874Q100           1,289,988      51,911     Sole          Sole      51911
El Paso Corp                     Common          28336L109           1,752,682      39,289     Sole          Sole      39289
Emerson Electric Co              Common          291011104           3,942,070      69,038     Sole          Sole      69038
Fastenal Company                 Common          311900104           2,306,782      34,725     Sole          Sole      34725


--------------------------------------------------------------------------------
Wednesday, February 06, 2002                                        Page 1 of 3

Issuer                           Title of                            Fair Market             Investment
                                  Class           Cusip                Value        Shares   Discretion     Voting  Authority
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage       Common          313400301             235,375       3,599     Sole          Sole      3599
Federal National Mortgage Assn   Common          313586109           5,223,150      65,700     Sole          Sole      65700
Fifth Third Bancorp              Common          316773100           2,792,048      45,525     Sole          Sole      45525
Gannett Co                       Common          364730101           1,583,535      23,554     Sole          Sole      23554
Gillette Company                 Common          375766102           1,863,720      55,800     Sole          Sole      55800
Intel Corp                       Common          458140100           3,549,132     112,850     Sole          Sole      112850
JP Morgan Chase & Co             Common          46625H100             310,102       8,531     Sole          Sole      8531
Jabil Circuit Inc                Common          466313103             890,397      39,190     Sole          Sole      39190
Johnson & Johnson                Common          478160104           5,914,137     100,070     Sole          Sole      100070
Kimberly-Clark Corp              Common          494368103           2,786,680      46,600     Sole          Sole      46600
Lowe's Companies                 Common          548661107           3,420,417      73,700     Sole          Sole      73700
Lucent Technologies Inc          Common          549463107              93,593      14,856     Sole          Sole      14856
Masco Corp                       Common          574599106           2,957,150     120,700     Sole          Sole      120700
Medtronic, Inc                   Common          585055106           4,943,045      96,525     Sole          Sole      96525
Merck & Co Inc                   Common          589331107           2,206,764      37,530     Sole          Sole      37530
Microsoft Corp                   Common          594918104           5,088,000      76,800     Sole          Sole      76800
Minnesota Mining & Mfg Co        Common          604059105           1,713,454      14,495     Sole          Sole      14495
Morgan Stanley                   Common          617446448             265,156       4,740     Sole          Sole      4740
Newell Rubbermaid, Inc           Common          651229106           2,452,682      88,962     Sole          Sole      88962
Norfolk Southern Corp            Common          655844108           1,434,652      78,268     Sole          Sole      78268
Nortel Networks Corp             Common          656568102             103,687      13,899     Sole          Sole      13899
Oracle Corp                      Common          68389X105           1,947,210     141,000     Sole          Sole      141000
Pepsico Inc                      Common          713448108           5,648,040     116,000     Sole          Sole      116000
Pfizer Inc                       Common          717081103           4,850,462     121,718     Sole          Sole      121718
Pitney Bowes Inc                 Common          724479100           3,565,428      94,800     Sole          Sole      94800
Procter & Gamble Co              Common          742718109           3,841,762      48,550     Sole          Sole      48550
Protective Life                  Common          743674103           1,329,334      45,950     Sole          Sole      45950
SBC Communications Inc           Common          78387G103           3,212,488      82,014     Sole          Sole      82014
Sara Lee Corp                    Common          803111103           1,971,245      88,675     Sole          Sole      88675
Schlumberger Ltd                 Common          806857108             765,234      13,926     Sole          Sole      13926



--------------------------------------------------------------------------------
Wednesday, February 06, 2002                                        Page 2 of 3

Issuer                           Title of                            Fair Market             Investment
                                  Class           Cusip                Value        Shares   Discretion     Voting  Authority
-----------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta Inc           Common          808655104             999,160      41,736     Sole          Sole      41736
Sonoco Products                  Common          835495102           2,672,406     100,542     Sole          Sole      100542
Sun Microsystems Inc             Common          866810104           1,439,408     117,025     Sole          Sole      117025
Target Corp                      Common          87612E106           4,490,377     109,388     Sole          Sole      109388
Tellabs, Inc                     Common          879664100           1,228,949      82,149     Sole          Sole      82149
Texas Instruments Inc            Common          882508104           1,516,732      54,169     Sole          Sole      54169
Thomas & Betts Corp              Common          884315102           1,742,231      82,375     Sole          Sole      82375
Verizon Communications Inc       Common          92343V104           1,710,838      36,048     Sole          Sole      36048
Wabash National Corp             Common          929566107           1,644,045     210,775     Sole          Sole      210775
Wal Mart Stores                  Common          931142103           1,035,900      18,000     Sole          Sole      18000
Wells Fargo Company              Common          949746101           4,243,759      97,625     Sole          Sole      97625
Williams Communications Group    Common          969455104             420,582     178,971     Sole          Sole      178971
Williams Companies Inc           Common          969457100           3,223,712     126,321     Sole          Sole      126321
WorldCom Inc - WorldCom Group    Common          98157D106           1,336,051      94,890     Sole          Sole      94890
Transocean Sedco Forex Inc       Common          G90078109           2,579,891      76,283     Sole          Sole      76283
Aggregate Total                                                    176,986,893   5,329,851

--------------------------------------------------------------------------------
Wednesday, February 06, 2002                                        Page 3 of 3

FMV OF ALL LISTED SECURITIES


SUM OF FAIR MARKET VALUE
------------------------

          169,277,447.00











--------------------------------------------------------------------------------
Wednesday, February 06, 2002                                         Page 1 of 1